May 10, 2019
ATTORNEYS AT LAW
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WRITER'S DIRECT LINE
414.297.5596
pfetzer@foley.com Email

CLIENT/MATTER NUMBER
103159-0101

VIA EDGAR
Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re: Daxor Corporation - File Nos. 333-224509 and 8111-22684
Ladies and Gentlemen:
On behalf of Daxor Corporation, a New York corporation ("Daxor"), we are transmitting for filing Post-Effective Amendment No. 3 to the Registration Statement on Form N-2, File No. 333-224509 (the "Registration Statement").  Daxor, and we as their counsel, will promptly respond to any requests for additional information and will cooperate to the fullest extent with the Staff in expediting the Staff's review of the Registration Statement.
This filing was made solely to update Daxor's financial statements and make other non-material updates, and to respond to comments of the Staff on Amendment No. 2 to the Registration Statement on Form N-2.  Daxor has not yet sought no-action relief to allow its annual updates to go automatically effective. So, Daxor filed its annual update on POS 8C for review.
Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.
Very truly yours,
/s/ Peter D. Fetzer
Peter D. Fetzer

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